Financial Risk Management - Summary of Details of Foreign Exchange Gain (Losses) Recognized in the Income Statement (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial revenue	R$ 416	R$ 56	R$ 169
Financial expense	(193)	(196)	(225)
Net foreign exchange result, net	R$ 223	R$ (140)	R$ (56)